Debt - Summary of Debt (Detail) € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	May 06, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	$ 889.5
Document Period End Date	Sep. 30, 2017
Long-term debt	$ 5,801.9			$ 5,575.4
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	2,148.4
Original issuance (discounts) premiums on debt, net	(20.7)			(22.8)
Debt Issuance Costs, Net	(76.1)			(87.0)
Total Debt	5,705.1			5,465.6
Non-current portion of debt	5,543.7			5,226.3
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	1,718.3			1,711.2
Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	$ 864.4
Parent Company [Member] | Seven Point Seven Five Percent Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt				$ 890.0
Long-term debt, interest rate	7.75%	7.75%		7.75%
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	$ 890.0
Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt				$ 425.0
Spectrum Brands [Member] | Other notes and obligations
Debt Instrument [Line Items]
Long-term debt	$ 4.7			$ 3.9
Long-term debt, interest rate	8.00%	8.00%		7.50%
Spectrum Brands [Member] | Capitalized lease obligations
Debt Instrument [Line Items]
Long-term debt	$ 199.7			$ 67.4
Long-term debt, interest rate	5.70%	5.70%		5.30%
Spectrum Brands [Member] | Six Point One Two Five Percentage Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250.0			$ 250.0
Long-term debt, interest rate	6.125%	6.125%		6.10%
Spectrum Brands [Member] | Five Point Seven Five Percent Senior Notes Due July 15 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,000.0			$ 1,000.0
Long-term debt, interest rate	5.75%	5.75%		5.80%
Salus Capital Partners LLC
Debt Instrument [Line Items]
Long-term debt	$ 22.2			$ 30.3
Salus Capital Partners LLC | Unaffiliated long-term debt of consolidated variable-interest entity
Debt Instrument [Line Items]
Long-term debt	$ 28.9			$ 39.7
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		0.00%
Salus Capital Partners LLC | Secured Borrowings Related to non-qualifying participating loan interests [Member]
Debt Instrument [Line Items]
Long-term debt				$ 2.0
Long-term debt, interest rate	0.00%	0.00%		0.00%
Secured Debt [Member] | Margin Loan, due July 13, 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 50.0
Secured Debt [Member] | Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Five				$ 864.4
Long-term debt, interest rate	7.875%	7.875%		7.90%
Secured Debt [Member] | Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ (2.7)
Secured Debt [Member] | Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%		4.00%
Secured Debt [Member] | Spectrum Brands [Member] | 6.375% Senior Notes due 2020
Debt Instrument [Line Items]
Long-term debt	$ 0.0			$ 129.7	$ 520.0
Long-term debt, interest rate	0.00%	0.00%		6.375%
Secured Debt [Member] | Spectrum Brands [Member] | 6.625% Senior Notes, due November 15, 2022
Debt Instrument [Line Items]
Long-term debt	$ 570.0			$ 570.0
Long-term debt, interest rate	6.625%	6.625%		6.60%
Secured Debt [Member] | HGI Funding, LLC [Member] | Margin Loan, due July 13, 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 50.0			$ 0.0
Secured Debt [Member] | United States of America, Dollars | Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	59.0			54.9
Secured Debt [Member] | United States of America, Dollars | Spectrum Brands [Member] | Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,244.2		$ 250.0	$ 1,005.5	$ 1,450.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		3.60%
Secured Debt [Member] | United States of America, Dollars | Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		3.50%
Secured Debt [Member] | Euro Member Countries, Euro | Spectrum Brands [Member] | Euro Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 300.0			$ 63.0
Secured Debt [Member] | Canada, Dollars | Spectrum Brands [Member] | CAD Term Loan, Due June 23, 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 75.0
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	4.90%	4.90%		4.60%
Unsecured Debt [Member] | Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%		4.00%
Unsecured Debt [Member] | Euro Member Countries, Euro | Spectrum Brands [Member] | Four Point Zero Percent Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500.9	€ 425.0		$ 477.0
Revolving Credit Facility [Member] | Spectrum Brands [Member] | Abl Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net	(2.6)
FGL [Member] | Salus Capital Partners LLC
Debt Instrument [Line Items]
Long-term debt	$ 48.1			$ 65.9
FGL [Member] | Salus Capital Partners LLC | Unaffiliated long-term debt of consolidated variable-interest entity
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.00%		0.00%
Corporate and Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,896.4			$ 1,846.4
Non-current portion of debt	$ 1,743.3			$ 1,653.7